UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6304

Name of Fund:  Merrill Lynch Short Term U.S. Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Short Term U.S. Government Fund, Inc., 800
   Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
   P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments


Merrill Lynch Short Term U.S. Government Fund, Inc.


Schedule of Investments as of August 31, 2004

                          Face
                        Amount   Issue                                                                             Value
Adjustable Rate    $ 4,743,437   Ameriquest Mortgage Securities Inc., 2004-R7, -A2, 1.745% due 8/25/2034      $   4,743,523
Obligations*         3,993,719   CSFB Mortgage Securities Corporation, 2004-FL1, 1.98% due 5/15/2014 (d)          3,993,823
                                 Federal Home Loan Mortgage Corporation:
                       311,874       7.691% due 5/01/2015                                                           312,754
                       240,892       2.496% due 1/01/2016                                                           241,274
                     1,110,900       3.075% due 1/01/2019                                                         1,139,319
                       873,207       3.449% due 9/01/2019                                                           901,512
                       537,074       3.082% due 3/01/2020                                                           549,383
                     4,298,708       3.437% due 6/01/2020                                                         4,431,209
                        32,061       3.89% due 8/01/2020                                                             32,468
                       681,783       3.613% due 10/01/2023                                                          701,247
                       508,494       4.285% due 8/01/2031                                                           517,171
                                 Federal National Mortgage Association:
                     1,567,086       3.243% due 12/01/2018                                                        1,605,813
                       553,150       3.322% due 12/01/2021                                                          568,921
                       342,568       6% due 12/01/2021                                                              354,767
                     5,115,621       4.732% due 9/01/2032                                                         5,223,415
                     9,211,535       2.625% due 7/01/2033                                                         9,660,213
                     4,874,575   Whole Loan, 2003-W16, AF1, 1.705% due 11/25/2033                                 4,876,277
                     4,812,580   GMAC Commercial Mortgage Securities Inc., 2003-FL1A, A, 2.11% due                4,812,581
                                 3/11/2015 (d)
                     4,575,000   J.P. Morgan Chase Commercial Mortgage Securities Corporation,                    4,574,909
                                 2004-FL1A, A2, 1.959% due 4/16/2019
                     8,000,000   MBNA Master Credit Card Trust USA, Series 2001-A, Class A, 1.91% due             8,017,299
                                 7/15/2008
                     1,258,218   Morgan Stanley Dean Witter Capital I, Series 2002-XLF, Class A, 1.986%           1,258,295
                                 due 8/05/2014

                                 Total Investments in Adjustable Rate Obligations
                                 (Cost - $58,301,896) - 17.2%                                                    58,516,173


Collateralized       5,000,000   Federal Home Loan Mortgage Corporation, REMIC, 2677, HB, 4% due                  4,976,399
Mortgage                         3/15/2014 (a)
Obligations**                    Federal Home Loan Mortgage Corporation Structures Pass Through Certificates:
                     4,500,000       H011, -A3, 3.247% due 11/15/2008                                             4,451,667
                     5,000,000       H016, -A3, 3.225% due 1/15/2011                                              4,975,781
                                 Federal National Mortgage Association, REMIC (a):
                     1,023,553       2001-60, -JZ, 6% due 3/25/2031                                               1,046,448
                       747,469       2003-16, -JB, 5% due 3/25/2018                                                 746,168
                    10,000,000       2003-17, -QR, 4.50% due 11/25/2025                                          10,052,774
                     5,000,000   GMAC Mortgage Corporation Loan Trust, 2003-HE2, A2, 3.14% due 6/25/2025          5,005,822
                                 Washington Mutual:
                     1,412,360       2002-AR19, -A8, 4.556% due 2/25/2033                                         1,411,894
                     4,644,869       2003-AR7, -A3, 2.591% due 8/25/2033                                          4,626,387

                                 Total Investments in Collateralized Mortgage Obligations
                                 (Cost - $37,288,255) - 11.0%                                                    37,293,340


Fixed Rate           5,000,000   CS First Boston Mortgage Securities Corporation, 2001-CF2, -A2,                  5,181,740
Mortgage-Backed                  5.935% due 2/15/2034
Obligations**                    Federal Home Loan Mortgage Corporation - Gold Program:
                     7,872,203       4% due 9/01/2008 (e)                                                         7,952,742
                    17,163,435       6.50% due 1/01/2009 - 1/01/2019                                             18,250,275
                     6,686,724       4.50% due 4/01/2010 (c)                                                      6,775,945
                     2,235,988       7% due 11/01/2015 - 12/01/2016                                               2,372,236
                    10,298,432       6% due 10/01/2016 - 7/01/2017                                               10,827,448
                       729,176       6.50% due 4/01/2029 - 9/01/2030                                                769,436
                                 Federal National Mortgage Association:
                       161,886       6.50% due 9/01/2006 (c)                                                        165,903
                     5,401,226       7.50% due 6/01/2008 - 8/01/2016                                              5,751,227
                       809,080       5.50% due 2/01/2009 (c)                                                        833,112
                       895,688       6% due 2/01/2009 (c)                                                           920,543
                     7,737,383       7% due 3/01/2015 - 11/01/2017                                                8,215,011
                    11,562,809       5% due 2/01/2017 - 8/01/2019                                                11,809,529
                    11,195,562       5.50% due 9/01/2017 - 12/01/2018                                            11,612,409
                     9,909,272       4% due 7/01/2019                                                             9,691,596
                     4,079,704       7.50% due 11/01/2026 - 4/01/2032                                             4,383,094
                     1,978,830       6.50% due 2/01/2029 - 4/01/2031                                              2,084,980
                     4,321,182       7% due 5/01/2029 - 7/01/2032                                                 4,616,778
                     3,530,486       8% due 11/01/2030 - 5/01/2032                                                3,820,605
                     1,461,774       6% due 12/01/2032                                                            1,517,237

                                 Total Investments in Fixed Rate Mortgage-Backed Obligations
                                 (Cost - $115,968,432) - 34.7%                                                  117,551,846


U.S. Government                  Federal Home Loan Banks:
& Agency            10,000,000       4.125% due 1/14/2005 (b)                                                    10,085,340
Obligations         10,000,000       5.125% due 3/06/2006                                                        10,410,870
                     9,000,000       1.875% due 6/15/2006                                                         8,903,430
                    10,000,000       2.875% due 9/15/2006                                                        10,048,920
                     4,500,000       2.75% due 3/14/2008                                                          4,429,449
                                 Federal National Mortgage Association:
                    10,000,000       2.625% due 11/15/2006                                                        9,979,890
                    11,000,000       2.375% due 2/15/2007                                                        10,886,051
                    10,000,000       6.625% due 10/15/2007                                                       11,050,770
                                 U.S. Treasury Bonds & Notes:
                     2,000,000       1.75% due 12/31/2004                                                         2,000,860
                     5,500,000       6.75% due 5/15/2005                                                          5,686,269
                    10,000,000       1.625% due 10/31/2005                                                        9,955,080
                     6,000,000       7% due 7/15/2006                                                             6,507,888
                     8,000,000       2.375% due 8/15/2006                                                         8,000,000
                     5,000,000       3.25% due 8/15/2007                                                          5,073,240
                     5,000,000       2.625% due 5/15/2008                                                         4,939,260

                                 Total Investments in U.S. Government & Agency Obligations
                                 (Cost - $117,939,997) - 34.8%                                                  117,957,317


                                 Short-Term Securities
Repurchase           6,600,000   Morgan Stanley & Co., Inc., purchased on 8/31/2004 to yield 1.55% to             6,600,000
Agreements                       9/01/2004, repurchase price $6,600,284, collateralized by FNMA,
                                 2.483% due 8/01/2033 and U.S. Treasury Bond, 11.25% due 2/15/2015

                                 Total Short-Term Securities (Cost - $6,600,000) - 2.0%                           6,600,000

Total Investments (Cost - 336,098,580***) - 99.7%                                                               337,918,676
Other Assets Less Liabilities - 0.3%                                                                              1,010,179
                                                                                                              -------------
Net Assets - 100.0%                                                                                           $ 338,928,855
                                                                                                              =============

(a) Real Estate Mortgage Investment Conduits (REMIC).

(b) All or a portion of security held as collateral in connection with open financial futures contracts.

(c) Represents balloon mortgages that amortize on a 30-year schedule and have seven-year maturities.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents balloon mortgages that amortize on a 30-year schedule and have five-year maturities.

  * Adjustable Rate Obligations have coupon rates which reset periodically.

 ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

*** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                       $  336,098,580
                                                         ==============
    Gross unrealized appreciation                        $    2,448,055
    Gross unrealized depreciation                             (627,959)
                                                         --------------
    Net unrealized appreciation                          $    1,820,096
                                                         ==============

    Financial futures contracts sold as of August 31, 2004 were as follows:


    Number of                    Expiration                      Unrealized
    Contracts     Issue             Date        Face Value     Depreciation


    250      Five-Year U.S.    December 2004     $27,565,706     $(102,263)
              Treasury Note
    100      Ten-Year U.S.     December 2004      11,196,012       (35,238)
              Treasury Bond
                                                                 ----------
    Total Unrealized Depreciation - Net                          $(137,501)
                                                                 ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Short Term U.S. Government Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: October 18, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: October 18, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: October 18, 2004